SCHEDULE OF LEASE-RELATED ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
Right-of-use asset, net	$ 6,194	$ 6,835
Lease liability -long term	6,390	6,544
Lease liability – short term	$ 988	$ 988